Interests in Other Entities - Parent (Tables) - Santander UK Group Holdings plc	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [line items]
Disclosure of Interests in Subsidiaries

	2022	2021
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,635
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
£50m Fixed Rate Reset Perpetual Capital Securities	50	—
	13,640	13,590
The Company’s interests in subsidiaries was as follows:

	Cost	Impairment	Carrying amount
	£m	£m	£m
At 31 December 2022	11,645	(10)	11,635

At 31 December 2021	11,645	(10)	11,635

Disclosure of Key Assumptions in VIU Calculation
Carrying amount of investments and key assumptions in the VIU calculation

	Carrying amount of investment		Discount rate		Growth rate beyond initial cash flow projections
	2022	2021	2022	2021	2022	2021
Investment	£m	£m	%	%	%	%
Santander UK plc	11,268	11,267	16.9	13.6	1.6	1.6
Santander Financial Services plc	337	337	16.7	15.6	1.6	1.6
Other	30	31
	11,635	11,635

Disclosure of Key Assumptions in Calculating VIU for Investments

		Reduction in headroom
		2022	2021
Subsidiary	Reasonably possible change	£m	£m
Santander UK plc	Cash flow projections decrease by 5% (2021: 5%)	(773)	(607)
	Discount rate increases by 100 basis points (2021: 100 basis points)	(1,212)	(1,261)
	GDP growth rate decreases by 10 basis points (2021: 10 basis points)	(42)	(24)

		Reduction in headroom
		2022	2021
Subsidiary	Reasonably possible change	£m	£m
Santander Financial Services plc	Cash flow projections decrease by 5% (2021: 5%)	(18)	(19)
	Discount rate increases by 100 basis points (2021: 100 basis points)	(29)	(28)

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom

2022	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,268	15,461	4,193	450	27

2021
Santander UK plc	11,267	12,147	880	67	7

2022	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	359	22	75	6

2021
Santander Financial Services plc	337	376	39	145	10